Revenue Recognition - Disaggregation of Revenue by Major Products and Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by Major Products/Service Offerings
Total Revenue	$ 61,860	$ 60,530	$ 57,350
Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	61,627	60,077	56,231
Other
Revenue by Major Products/Service Offerings
Revenue	233	453	1,119
Software | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	26,308	25,037	23,426
Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	19,985	19,107	17,844
Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	14,593	15,288	14,188
Financing | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	741	645	774
Hybrid Platform & Solutions | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	18,693	17,866	17,036
Transaction Processing | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	7,615	7,171	6,390
Business Transformation | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	9,179	8,834	8,284
Application Operations | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	6,958	6,508	6,095
Technology Consulting | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	3,849	3,765	3,466
Hybrid Infrastructure | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	9,215	9,451	8,167
Infrastructure Support | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	$ 5,377	$ 5,837	$ 6,021